Note 16 - Net Earnings Per Common Share - Reconciliation of the Denominator Used to Calculate Earnings Per Common Share (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares issued and outstanding at beginning of period (in shares)	44,682,427	44,226,493
Issued during the period (in shares)	337,006	329,888
Weighted average number of shares used in computing basic earnings per share (in shares)	45,019,433	44,556,381
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method (in shares)	260,499	238,593
Number of shares used in computing diluted earnings per share (in shares)	45,279,932	44,794,974